Average Annual Total Returns - Primary Shares - Federated Hermes Managed Volatility Fund II	P 1 Year	P 5 Years	P 10 Years	Standard & Poor's 500 Index1(reflects no deduction for fees, expenses or taxes) 1 Year	Standard & Poor's 500 Index1(reflects no deduction for fees, expenses or taxes) 5 Years	Standard & Poor's 500 Index1(reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000®Value Index2(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000®Value Index2(reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000®Value Index2(reflects no deduction for fees, expenses or taxes) 10 Years	Blended Index3(reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index3(reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index3(reflects no deduction for fees, expenses or taxes) 10 Years
Total	0.93%	7.15%	6.99%	18.40%	15.22%	13.88%	2.80%	9.74%	10.50%	6.56%	6.89%	6.75%